Income and mining taxes (Schedule of temporary differences - deferred mining tax assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (308.8)	$ (237.8)	$ (255.3)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(26.6)	(27.4)
Mining tax effect of temporary differences recognized [Member] | Canada [Member] | Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(40.5)	(40.2)
Mining tax effect of temporary differences recognized [Member] | Canada [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	13.9	12.8
Mining tax effect of temporary differences recognized [Member] | Peru [Member] | Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (5.6)	$ (7.5)